Real Estate Properties Held for Lease, Net - Schedule of Components of Real Estate Properties Held for Lease (Detail) - Real Estate Properties Held For Lease - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property Subject to or Available for Operating Lease [Line Items]
Building at cost	$ 152,420	$ 156,631	$ 160,331	$ 175,183	$ 92,838
Less: accumulated depreciation	(16,992)	(12,939)	(8,733)	(4,761)	(631)
Net book value	$ 135,428	$ 143,692	$ 151,598	$ 170,422	$ 92,207